Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

April 29, 2008

FILED VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Filing Desk

Re: Delaware VIP Trust (the “Trust”) File Nos. 033-14363, 811-05162 Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information
that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 47 (the “Amendment”) to the Trust’s Registration
Statement on Form N-1A. The Amendment was filed with the Securities and Exchange
Commission electronically on April 15, 2008.

     Please direct any questions or comments relating to this certification to me at
(215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik Jonathan M. Kopcsik, Esq.

cc: David F. Connor, Esquire Bruce G. Leto, Esquire